UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 10.4%
Consumer, Cyclical - 3.8%
Target Corp.[1,2]	8,900	$669,458
Walmart, Inc.[1,2]	6,000	639,600
CVS Health Corp.[1]	6,700	527,223
Delta Air Lines, Inc.[1]	8,000	454,160
Wynn Resorts Ltd.[1]	2,300	380,857
Macy's, Inc.[1,2]	14,000	363,300
Ford Motor Co.[1]	19,800	217,206
Total Consumer, Cyclical		3,251,804
Consumer, Non-cyclical - 2.6%
Celgene Corp.*,1,2	5,200	526,032
United Rentals, Inc.*,1	2,600	470,886
Gilead Sciences, Inc.[1]	5,200	435,760
Incyte Corp.*,1,2	4,650	419,848
Merck & Company, Inc.[1,2]	6,900	408,825
Total Consumer, Non-cyclical		2,261,351
Technology - 1.5%
KLA-Tencor Corp.[1]	4,800	527,040
Texas Instruments, Inc.	4,600	504,482
Advanced Micro Devices, Inc.*	19,100	262,434
Total Technology		1,293,956
Industrial - 0.9%
Caterpillar, Inc.	4,500	732,510
United Parcel Service, Inc. — Class B1	380	48,382
Total Industrial		780,892
Energy - 0.5%
Occidental Petroleum Corp.[1]	5,500	412,335
Communications - 0.4%
Time Warner, Inc.[1,2]	4,000	381,400
Diversified - 0.4%
TPG Pace Energy Holdings Corp.*,1,2	36,800	377,200
Basic Materials - 0.3%
United States Steel Corp.	6,700	250,647
Total Common Stocks
(Cost $8,954,951)		9,009,585
CONVERTIBLE PREFERRED STOCKS† - 5.1%
Consumer, Non-cyclical - 2.4%
Allergan plc 5.50% due 03/01/18[1]	1,687	1,092,670
Bunge Ltd. 4.88%[3]	4,703	529,087
Becton Dickinson and Co. 6.13% due 05/01/20[1,2]	7,998	501,635
Total Consumer, Non-cyclical		2,123,392
Financial - 1.1%
Crown Castle International Corp. 6.88% due 08/01/20	606	678,017
Mandatory Exchangeable Trust 5.75% due 06/03/19[4,9]	1,132	260,328
Total Financial		938,345
Industrial - 1.0%
Belden, Inc. 6.75% due 07/15/19[1]	4,805	534,172
Stanley Black & Decker, Inc. 5.38% due 05/15/20[1]	2,533	301,807
Total Industrial		835,979

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 5.1% (continued)
Energy - 0.6%
Hess Corp. 8.00% due 02/01/19[1]	9,220	$554,306
Total Convertible Preferred Stocks
(Cost $4,303,574)		4,452,022
MONEY MARKET FUND† - 2.6%
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, 0.92%[5]	2,275,553	2,275,553
Total Money Market Fund
(Cost $2,275,553)		2,275,553

	Face Amount~
CONVERTIBLE BONDS†† - 76.3%
Industrial - 12.0%
Dycom Industries, Inc.
0.75% due 09/15/21[1,2]	792,000	1,055,527
China Railway Construction Corporation Ltd.
due 01/29/21[6]	750,000	820,875
Larsen & Toubro Ltd.
0.67% due 10/22/19	700,000	770,875
Cemex SAB de CV
3.72% due 03/15/20	688,000	738,849
Vinci S.A.
0.38% due 02/16/22[1]	600,000	688,950
Deutsche Post AG
0.05% due 06/30/25	EUR 500,000	645,143
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	500,000	619,625
Golar LNG Ltd.
2.75% due 02/15/22[4]	600,000	618,215
MINEBEA MITSUMI, Inc.
due 08/03/22[6]	JPY 50,000,000	610,371
Implenia AG
0.50% due 06/30/22	CHF 485,000	562,529
Shimizu Corp.
due 10/16/20[6]	JPY 40,000,000	394,393
BW Group Ltd.
1.75% due 09/10/19	400,000	382,500
Buzzi Unicem SpA
1.37% due 07/17/19	EUR 200,000	373,102
MTU Aero Engines AG
0.12% due 05/17/23	EUR 200,000	331,806
Safran S.A.
due 12/31/20[6]	EUR 247,100	323,619
RTI International Metals, Inc.
1.63% due 10/15/19	270,000	319,329
Greenbrier Companies, Inc.
2.87% due 02/01/24	275,000	316,792
OSG Corp.
due 04/04/22[6]	JPY 20,000,000	311,026
CRRC Corporation Ltd.
due 02/05/21[6]	250,000	266,000

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount~	Value
CONVERTIBLE BONDS†† - 76.3% (continued)
Industrial - 12.0% (continued)
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24	213,000	$243,747
Total Industrial		10,393,273
Consumer, Non-cyclical - 11.9%
Element Fleet Management Corp.
5.13% due 06/30/19[4]	CAD 1,425,000	1,164,415
4.25% due 06/30/20[4]	CAD 788,000	634,267
Exact Sciences Corp.
1.00% due 01/15/25	711,000	695,347
Jazz Investments I Ltd.
1.88% due 08/15/21[1,2]	400,000	411,435
1.50% due 08/15/24[4]	280,000	269,549
Euronet Worldwide, Inc.
1.50% due 10/01/44[1,2]	494,000	655,360
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1,2]	532,000	624,566
Nevro Corp.
1.75% due 06/01/21	518,000	581,320
Wright Medical Group, Inc.
2.00% due 02/15/20[1,2]	543,000	564,041
NuVasive, Inc.
2.25% due 03/15/21[1]	496,000	531,906
Qiagen N.V.
0.87% due 03/19/21	400,000	514,800
Terumo Corp.
due 12/06/21[6]	JPY 40,000,000	513,609
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1,2]	461,000	493,457
Anthem, Inc.
2.75% due 10/15/42	135,000	459,737
Nipro Corp.
due 01/29/21[6]	JPY 40,000,000	442,948
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[4]	381,000	440,462
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[4]	325,000	438,172
Insulet Corp.
1.38% due 11/15/24[4]	357,000	379,077
Clovis Oncology, Inc.
2.50% due 09/15/21	250,000	316,244
Cardtronics, Inc.
1.00% due 12/01/20	250,000	233,952
Total Consumer, Non-cyclical		10,364,664
Technology - 11.7%
Microchip Technology, Inc.
1.63% due 02/15/27[1,2,4]	982,000	1,197,774
Micron Technology, Inc.
3.00% due 11/15/43[1,2]	737,000	1,126,429
ServiceNow, Inc.
due 06/01/22[4,6]	701,000	861,083
Citrix Systems, Inc.
0.50% due 04/15/19[1,2]	576,000	764,536
Teradyne, Inc.
1.25% due 12/15/23	446,000	682,725
Cypress Semiconductor Corp.
4.50% due 01/15/22[1,2]	453,000	644,373

	Face Amount~	Value
CONVERTIBLE BONDS†† - 76.3% (continued)
Technology - 11.7% (continued)
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	490,000	$618,789
Integrated Device Technology, Inc.
0.88% due 11/15/22[1,2]	549,000	614,386
Lumentum Holdings, Inc.
0.25% due 03/15/24[4]	552,000	592,075
Lam Research Corp.
1.25% due 05/15/18[1]	181,000	577,532
ON Semiconductor Corp.
1.63% due 10/15/23[1,2,4]	366,000	501,893
Nutanix, Inc.
due 01/15/23[4,6]	484,000	473,251
Red Hat, Inc.
0.25% due 10/01/19[1,2]	197,000	353,979
Western Digital Corp.
1.50% due 02/01/24[4]	325,000	332,526
ASM Pacific Technology Ltd.
2.00% due 03/28/19	HKD 2,000,000	307,488
Carbonite, Inc.
2.50% due 04/01/22[4]	236,000	289,796
Salesforce.com, Inc.
0.25% due 04/01/18	152,000	260,286
Total Technology		10,198,921
Financial - 11.7%
Altaba, Inc.
due 12/01/18[6]	952,000	1,435,283
Aurelius SE
1.00% due 12/01/20	EUR 500,000	761,465
Forest City Realty Trust, Inc.
4.25% due 08/15/18	616,000	710,741
IMMOFINANZ AG
2.00% due 01/24/24	EUR 500,000	704,627
Magyar Nemzeti Vagyonkezelo Zrt
3.37% due 04/02/19	EUR 400,000	569,308
Nexity S.A.
0.13% due 01/01/23	EUR 416,278	557,783
Haitong International Securities Group, Ltd.
due 10/25/21[6]	HKD 4,000,000	551,688
Poseidon Finance 1 Ltd.
due 02/01/25[6]	531,000	535,248
Air Lease Corp.
3.88% due 12/01/18[1,2]	318,000	534,958
Starwood Property Trust, Inc.
4.00% due 01/15/19[1,2]	493,000	523,862
AYC Finance Ltd.
0.50% due 05/02/19	470,000	514,650
PRA Group, Inc.
3.00% due 08/01/20	500,000	482,387
IH Merger Sub LLC
3.50% due 01/15/22	411,000	465,978
HCI Group, Inc.
4.25% due 03/01/37[1,2,4]	500,000	456,079
LEG Immobilien AG
0.50% due 07/01/21	EUR 200,000	428,165
Bagan Capital Ltd.
due 09/23/21[6]	400,000	409,000

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount~	Value
CONVERTIBLE BONDS†† - 76.3% (continued)
Financial - 11.7% (continued)
Blackstone Mortgage Trust, Inc.
4.38% due 05/05/22	304,000	$300,825
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	81,000	246,955
Total Financial		10,189,002
Communications - 10.1%
DISH Network Corp.
3.38% due 08/15/26[1,2]	1,280,000	1,362,378
Liberty Media Corp.
1.38% due 10/15/23[1,2]	604,000	755,664
2.25% due 09/30/46	280,000	295,549
Inmarsat plc
3.88% due 09/09/23	800,000	890,000
Ctrip.com International Ltd.
1.00% due 07/01/20[1,2]	705,000	757,168
Priceline Group, Inc.
0.35% due 06/15/20[1,2]	509,000	755,867
Proofpoint, Inc.
0.75% due 06/15/20[1,2]	439,000	598,361
SBI Holdings, Inc.
due 09/14/22[6]	JPY 40,000,000	575,420
Finisar Corp.
0.50% due 12/15/33[1,2]	554,000	550,173
Liberty Interactive LLC
1.75% due 09/30/46[1,2,4]	390,000	479,748
Telenor East Holding II AS
0.25% due 09/20/19	400,000	417,056
IAC FinanceCo, Inc.
0.88% due 10/01/22[4]	317,000	363,033
Weibo Corp.
1.25% due 11/15/22[4]	297,000	359,135
American Movil BV
5.50% due 09/17/18[1]	EUR 300,000	322,447
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[4]	295,000	298,805
Total Communications		8,780,804
Consumer, Cyclical - 7.9%
Suzuki Motor Corp.
due 03/31/23[6]	JPY 80,000,000	1,113,096
NH Hotel Group SA
4.00% due 11/08/18	EUR 500,000	808,181
Valeo S.A.
due 06/16/21[6]	600,000	670,500
Sony Corp.
due 09/30/22[6]	JPY 56,000,000	637,442
ANA Holdings, Inc.
due 09/19/24[6]	JPY 60,000,000	579,909
Harvest International Co.
due 11/21/22[6]	HKD 4,000,000	540,820
Zhongsheng Group
due 10/25/18[6]	HKD 4,000,000	540,054
China Lodging Group Ltd.
0.38% due 11/01/22[4]	424,000	468,895
NHK Spring Co. Ltd.
due 09/20/19[6]	400,000	442,000
Cie Generale des Etablissements Michelin
due 01/10/22[6]	400,000	433,500

	Face Amount~	Value
CONVERTIBLE BONDS†† - 76.3% (continued)
Consumer, Cyclical - 7.9% (continued)
LVMH Moet Hennessy Louis Vuitton SE
due 02/16/21[6]	1,145	$361,392
Meritor, Inc.
3.25% due 10/15/37[4]	260,000	288,125
Total Consumer, Cyclical		6,883,914
Energy - 6.4%
Chesapeake Energy Corp.
5.50% due 09/15/26	1,509,000	1,386,292
Weatherford International Ltd.
5.88% due 07/01/21[1,2]	1,270,000	1,326,342
Technip S.A.
0.87% due 01/25/21	EUR 500,000	732,657
RAG-Stiftung
due 03/16/23[6]	EUR 500,000	677,377
PDC Energy, Inc.
1.13% due 09/15/21[1,2]	481,000	482,721
Oasis Petroleum, Inc.
2.63% due 09/15/23[1,2]	422,000	448,762
Kunlun Energy Company Ltd.
1.63% due 07/25/19	CNY 2,000,000	353,669
Whiting Petroleum Corp.
1.25% due 04/01/20	160,000	149,600
Total Energy		5,557,420
Basic Materials - 2.6%
Kansai Paint Co., Ltd.
due 06/17/19[6]	JPY 60,000,000	603,270
APERAM S.A.
0.63% due 07/08/21	400,000	581,900
Toray Industries, Inc.
due 08/30/19[6]	JPY 40,000,000	453,484
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 400,000	335,640
Mitsubishi Chemical Holdings Corp.
due 03/29/24[6]	JPY 30,000,000	307,132
Total Basic Materials		2,281,426
Utilities - 2.0%
CenterPoint Energy, Inc.
3.40% due 09/15/29[1,7]	12,945	938,512
NRG Yield, Inc.
3.25% due 06/01/20[1,4]	450,000	446,701
China Yangtze Power International BVI 2 Ltd.
due 11/09/21[6]	EUR 225,000	323,389
Total Utilities		1,708,602
Total Convertible Bonds
(Cost $59,448,590)		66,358,026
CORPORATE BONDS†† - 43.0%
Consumer, Cyclical - 9.5%
GameStop Corp.
6.75% due 03/15/21[1,2,4]	609,000	634,121
Vista Outdoor, Inc.
5.88% due 10/01/23[1,2]	643,000	625,318
L Brands, Inc.
5.63% due 02/15/22[1,2]	400,000	423,440

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 43.0% (continued)
Consumer, Cyclical - 9.5% (continued)
Scientific Games International, Inc.
10.00% due 12/01/22	329,000	$361,900
5.00% due 10/15/25[4]	61,000	61,229
Allegiant Travel Co.
5.50% due 07/15/19[1,2]	400,000	412,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[4]	201,000	207,723
10.50% due 07/01/19[4]	187,000	191,675
Dollar Tree, Inc.
5.75% due 03/01/23[1,2]	376,000	393,625
Staples, Inc.
8.50% due 09/15/25[1,4]	361,000	349,719
Mattamy Group Corp.
6.88% due 12/15/23[1,4]	193,000	205,062
6.50% due 10/01/25[1,4]	121,000	128,109
Hanesbrands, Inc.
4.63% due 05/15/24[1,2,4]	324,000	329,670
William Carter Co.
5.25% due 08/15/21[1]	321,000	328,022
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,2,4]	299,000	324,041
Six Flags Entertainment Corp.
5.50% due 04/15/27[1,4]	172,000	176,515
4.88% due 07/31/24[1,4]	145,000	147,356
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	308,000	313,005
Delphi Technologies plc
5.00% due 10/01/25[1,4]	301,000	301,000
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1,2]	271,000	287,260
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,4]	281,000	284,512
Goodyear Tire & Rubber Co.
5.13% due 11/15/23[1]	271,000	278,453
Levi Strauss & Co.
5.00% due 05/01/25[1]	241,000	250,640
Churchill Downs, Inc.
4.75% due 01/15/28[1,4]	250,000	247,813
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	240,000	245,400
Brinker International, Inc.
5.00% due 10/01/24[1,4]	241,000	243,410
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25% due 10/15/25[4]	162,000	161,208
Beacon Escrow Corp.
4.88% due 11/01/25[4]	161,000	161,000

	Face Amount~	Value
CORPORATE BONDS†† - 43.0% (continued)
Consumer, Cyclical - 9.5% (continued)
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24[1]	146,000	$144,540
Total Consumer, Cyclical		8,217,766
Consumer, Non-cyclical - 9.3%
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	600,000	633,000
4.38% due 10/01/21[1,2,4]	500,000	502,500
4.63% due 07/15/24	339,000	334,339
HCA, Inc.
5.25% due 04/15/25[1,2]	575,000	604,704
7.50% due 02/15/22[1,2]	500,000	562,500
6.50% due 02/15/20[1]	241,000	257,569
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1,4]	522,000	472,906
6.13% due 04/15/25[4]	475,000	427,001
Encompass Health Corp.
5.75% due 09/15/25[1]	354,000	367,717
Post Holdings, Inc.
5.50% due 03/01/25[1,4]	161,000	166,233
5.75% due 03/01/27[4]	121,000	121,417
5.63% due 01/15/28[4]	80,000	79,750
United Rentals North America, Inc.
5.50% due 05/15/27[1]	342,000	359,955
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,4]	381,000	355,282
Central Garden & Pet Co.
5.13% due 02/01/28	329,000	328,178
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	451,000	323,029
Sotheby's
4.88% due 12/15/25[1,4]	321,000	317,052
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,4]	304,000	313,120
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	250,000	285,000
Greatbatch Ltd.
9.13% due 11/01/23[1,4]	209,000	227,854
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	190,000	200,925
DaVita, Inc.
5.00% due 05/01/25[1]	193,000	192,759
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	180,000	188,550
Prestige Brands, Inc.
6.38% due 03/01/24[4]	161,000	166,635
Quorum Health Corp.
11.63% due 04/15/23	161,000	166,635
Revlon Consumer Products Corp.
6.25% due 08/01/24[1]	162,000	104,895

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 43.0% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Land O' Lakes, Inc.
6.00% due 11/15/22[4]	26,000	$28,795
Total Consumer, Non-cyclical		8,088,300
Basic Materials - 5.5%
NOVA Chemicals Corp.
5.25% due 08/01/23[1,2,4]	400,000	412,660
5.00% due 05/01/25[1,4]	390,000	394,875
FMG Resources August 2006 Pty Ltd.
5.13% due 05/15/24[1,4]	295,000	299,794
9.75% due 03/01/22[1,4]	264,000	291,469
TPC Group, Inc.
8.75% due 12/15/20[4]	370,000	376,475
Commercial Metals Co.
4.88% due 05/15/23[1]	366,000	374,235
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,4]	308,000	331,100
Compass Minerals International, Inc.
4.88% due 07/15/24[1,4]	307,000	303,930
Alcoa Nederland Holding B.V.
6.75% due 09/30/24[1,4]	247,000	270,774
Tronox Finance LLC
7.50% due 03/15/22[1,4]	257,000	267,280
United States Steel Corp.
6.88% due 08/15/25[1]	241,000	254,255
AK Steel Corp.
7.50% due 07/15/23[1]	200,000	216,500
First Quantum Minerals Ltd.
7.25% due 04/01/23[1,4]	200,000	212,250
Freeport-McMoRan, Inc.
2.38% due 03/15/18[1]	198,000	198,039
Tronox Finance plc
5.75% due 10/01/25[1,4]	181,000	185,525
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	165,000	176,550
Cornerstone Chemical Co.
6.75% due 08/15/24[4]	145,000	145,544
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[4]	95,000	106,875
Total Basic Materials		4,818,130
Communications - 4.8%
Sprint Corp.
7.88% due 09/15/23[1]	333,000	353,536
7.63% due 02/15/25[1,2]	246,000	255,840
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1,2]	521,000	545,554
CommScope, Inc.
5.50% due 06/15/24[1,2,4]	500,000	520,000
CBS Radio, Inc.
7.25% due 11/01/24[1,2,4]	375,000	395,625
CenturyLink, Inc.
6.75% due 12/01/23[1,2]	335,000	327,144

	Face Amount~	Value
CORPORATE BONDS†† - 43.0% (continued)
Communications - 4.8% (continued)
SFR Group S.A.
7.38% due 05/01/26[1,4]	330,000	$326,288
DISH DBS Corp.
5.88% due 11/15/24[1]	299,000	284,611
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	264,000	277,200
Urban One, Inc.
7.38% due 04/15/22[1,4]	220,000	226,116
Frontier Communications Corp.
11.00% due 09/15/25[1,2]	271,000	213,074
Sirius XM Radio, Inc.
5.38% due 07/15/26[1,4]	182,000	186,777
CB Escrow Corp.
8.00% due 10/15/25[4]	161,000	162,208
Tribune Media Co.
5.88% due 07/15/22[1]	130,000	134,387
Total Communications		4,208,360
Energy - 4.7%
Oasis Petroleum, Inc.
6.88% due 01/15/23[1]	422,000	436,242
Continental Resources, Inc.
4.50% due 04/15/23[1]	332,000	336,980
4.38% due 01/15/28[4]	50,000	49,882
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,2,4]	363,000	373,890
PDC Energy, Inc.
5.75% due 05/15/26[1,4]	353,000	359,619
Diamondback Energy, Inc.
4.75% due 11/01/24[1]	323,000	328,249
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	321,000	321,000
CONSOL Energy, Inc.
11.00% due 11/15/25[4]	297,000	317,048
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	281,000	296,694
CNX Resources Corp.
8.00% due 04/01/23[1]	269,000	286,741
SESI LLC
7.75% due 09/15/24[1,4]	240,000	258,600
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27[1]	241,000	249,435
WPX Energy, Inc.
5.25% due 09/15/24[1]	238,000	242,165
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23	146,000	152,570

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 43.0% (continued)
Energy - 4.7% (continued)
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[4]	50,000	$54,312
Total Energy		4,063,427
Industrial - 4.5%
MasTec, Inc.
4.88% due 03/15/23[1]	483,000	492,660
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[1,4]	330,000	273,075
11.25% due 08/15/22[4]	161,000	163,616
Energizer Holdings, Inc.
5.50% due 06/15/25[1,2,4]	415,000	426,412
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	370,000	389,425
TransDigm, Inc.
6.38% due 06/15/26[1]	378,000	388,868
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	321,000	327,019
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	311,000	320,719
Ball Corp.
4.38% due 12/15/20[1]	301,000	309,654
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,4]	300,000	307,125
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	271,000	273,864
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,4]	176,000	150,920
Jeld-Wen, Inc.
4.88% due 12/15/27[4]	20,000	20,075
4.63% due 12/15/25[4]	20,000	20,050
Total Industrial		3,863,482
Technology - 3.3%
First Data Corp.
5.38% due 08/15/23[1,2,4]	542,000	560,292
5.00% due 01/15/24[1,2,4]	500,000	515,000

	Face Amount~	Value
CORPORATE BONDS†† - 43.0% (continued)
Technology - 3.3% (continued)
Seagate HDD Cayman
4.25% due 03/01/22[1,4]	450,000	$456,957
4.75% due 01/01/25[1]	399,000	396,626
West Corp.
8.50% due 10/15/25[4]	420,000	415,800
Qorvo, Inc.
6.75% due 12/01/23[1]	275,000	293,906
Western Digital Corp.
10.50% due 04/01/24[1]	228,000	267,102
Total Technology		2,905,683
Financial - 1.1%
Starwood Property Trust, Inc.
5.00% due 12/15/21[1]	357,000	372,840
Credit Acceptance Corp.
7.38% due 03/15/23[1]	312,000	327,600
Navient Corp.
5.50% due 01/15/19[1]	237,000	242,285
Total Financial		942,725
Utilities - 0.3%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	275,000	282,906
Total Corporate Bonds
(Cost $36,845,142)		37,390,779
SENIOR FLOATING RATE INTERESTS††,8 - 1.0%
Consumer, Cyclical - 0.6%
PetSmart, Inc.
4.56% (3 Month USD LIBOR + 3.00%) due 03/10/22	432,563	353,891
Intrawest Resorts Holdings, Inc.
4.81% (3 Month USD LIBOR + 3.25%) due 07/31/24	164,700	165,318
Total Consumer, Cyclical		519,209
Communications - 0.4%
Sprint Communications, Inc.
4.12% (3 Month USD LIBOR + 2.50%) due 02/02/24	325,540	326,710
Total Senior Floating Rate Interests
(Cost $925,235)		845,919
Total Investments - 138.4%
(Cost $112,753,045)		$120,331,884
Other Assets & Liabilities, net - (38.4)%		(33,370,019)
Total Net Assets - 100.0%		$86,961,865

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at January 31, 2018	Net Unrealized Depreciation
Bank of New York Mellon	522,000	CHF	3/14/2018	$530,326	$563,314	$(32,988)
Bank of New York Mellon	2,996,000	CAD	3/14/2018	2,337,885	2,443,181	(105,296)
Bank of New York Mellon	863,121,000	JPY	3/14/2018	7,645,937	7,925,579	(279,642)
Bank of New York Mellon	7,037,679	EUR	3/14/2018	8,358,675	8,790,547	(431,872)
						$(849,798)

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at January 31, 2018	Net Unrealized Appreciation/Depreciation
Bank of New York Mellon	1,055,300	EUR	3/14/2018	$1,283,620	$1,318,143	$34,523
Bank of New York Mellon	108,351,000	JPY	3/14/2018	966,208	994,929	28,721
Bank of New York Mellon	36,500,000	JPY	3/14/2018	336,221	335,160	(1,061)
						$62,183

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated or earmarked in connection with borrowings. As of January 31, 2018, the total value of the positions segregated was $57,536,944.
2	A portion of this security has been rehypothicated in connection with the Fund's revolving credit agreement. $26,106,331 in aggregate has been rehypothicated.
3	Perpetual maturity.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $29,590,614 (cost $28,333,461), or 34.0% of total net assets.

5	Rate indicated is the 7 day yield as of January 31, 2018.
6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8
Variable rate security.  Rate indicated is the rate effective at January 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

9
Represents convertible preferred securities issued by a closed end investment company of the same name. The company has used the net offering proceeds raised by the issuance of such preferred securities to purchase a portfolio primarily comprised of a large forward purchase contract for American Depository Shares of Alibaba Group Holding Limited.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,009,585	$—	$—	$9,009,585
Convertible Preferred Stocks	4,452,022	—	—	4,452,022
Money Market Fund	2,275,553	—	—	2,275,553
Convertible Bonds	—	66,358,026	—	66,358,026
Corporate Bonds	—	37,390,779	—	37,390,779
Senior Floating Rate Interests	—	845,919	—	845,919
Forward Foreign Currency Exchange Contracts*	—	63,244	—	63,244
Total Assets	$15,737,160	$104,657,968	$—	$120,395,128

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$850,859	$—	$850,859

* These amounts are reported as unrealized gain/(loss) as of January 31, 2018.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended January 31, 2018.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Advent/Claymore Enhanced Growth & Income Fund (the "Fund") was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of over-the-counter ("OTC") swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security's (or asset's) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2018.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Note 2 — Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends or interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 — Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. OTC derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 — Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At January 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$113,125,111	$9,125,071	$(2,705,913)	$6,419,158

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2018

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 29, 2018